Benefit Plans (Schedule of Plan Assets) (Details)	Sep. 30, 2012	Sep. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Separate account- Prudential Large Cap Blend/Victory Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	43.00%	44.00%
Guaranteed investment contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	57.00%	56.00%